Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Investment in real estate:
Land	$ 44.4	$ 44.5	$ 26.5
Buildings and improvements	740.7	722.5	568.6
Equipment	68.7	52.4	16.1
Construction in progress	92.6	64.2	49.0
Subtotal	946.4	883.6	660.2
Accumulated depreciation	(192.1)	(176.7)	(131.2)
Net investment in real estate	754.3	706.9	529.0
Cash and cash equivalents	328.6	16.5	0.6
Rent and other receivables	30.0	33.2
Restricted cash	2.6	6.3
Goodwill	276.2	276.2	276.2
Intangible assets, net	98.4	102.6	120.7
Due from affiliates	23.2	2.2
Other assets	60.7	67.0	28.2
Total assets	1,574.0	1,210.9	954.7
Liabilities and Equity
Accounts payable and accrued expenses	60.3	29.5	22.2
Deferred revenue	51.7	52.8	49.0
Due to affiliates	8.2	2.9
Capital lease obligations	31.0	32.2	42.9
Long-term debt	525.0	525.0
Related party notes payable			480.2
Other financing arrangements	62.9	60.8	48.2
Other liabilities	18.4	7.6	0.7
Total liabilities	757.5	710.8	643.2
Commitments and contingencies
Equity
Preferred stock, $.01 par value, 100,000,000 authorized; no shares issued or outstanding
Common stock	0.2
Additional paid in capital	335.7	7.1
Accumulated deficit	(3.9)
Partnership units
Partnership capital		493.0
Total shareholders' equity/Parent's net investments	332.0	500.1
Noncontrolling interest	484.5
Total Equity	816.5	500.1
Divisional control			311.5
Total liabilities and equity and parent's net investment	$ 1,574.0	$ 1,210.9	$ 954.7